Losses and Loss Expenses - Asbestos and Environmental Exposures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of opening and closing unpaid losses and loss expenses related to asbestos and environmental exposure claims:
Net unpaid losses and loss expenses at beginning of year	$ 78,315,000	$ 77,778,000	$ 84,075,000
Net incurred losses and loss expenses	6,257,000	6,558,000	(41,000)
Less net paid losses and loss expenses	4,137,000	6,021,000	6,256,000
Net increase (decrease) in unpaid losses and loss expenses	2,120,000	537,000	(6,297,000)
Net unpaid losses and loss expenses at end of year	80,435,000	78,315,000	77,778,000
Unpaid losses and loss expenses recoverable at end of year	115,090,000	123,799,000	134,323,000
Gross unpaid losses and loss expenses at end of year	195,525,000	202,114,000	212,101,000
Reserves for incurred but not reported losses, net of reinsurance	$ 48,600,000	$ 52,200,000	$ 47,200,000